Revenue - Disclosure Of Performance Obligations (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 4,526,917
Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	2,110,042
One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	540,369
Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,876,506
Energy Infrastructure [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	2,869,028
Energy Infrastructure [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	550,009
Energy Infrastructure [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	492,096
Energy Infrastructure [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,826,923
After Market Services [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	152,019
After Market Services [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	76,260
After Market Services [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	26,176
After Market Services [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	49,583
Engineered Systems [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,505,870
Engineered Systems [Member] | Less than one year [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	1,483,773
Engineered Systems [Member] | One to two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	22,097
Engineered Systems [Member] | Greater than two years [Member]
Disclosure of performance obligations [line items]
Revenue from performance obligations satisfied or partially satisfied in previous periods	$ 0